INCOME TAXES (Details 1) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Notes and other explanatory information [abstract]
Deferred income tax assets	$ 35,418	$ 15,218
Deferred income tax liabilities	(37,006)	(31,583)
Total deferred taxes, net	$ (1,588)	$ (16,365)